Income Taxes - Tax Effects of Significant Temporary Differences (Detail) ₨ in Thousands, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Deductible temporary differences:
Allowance for credit losses	₨ 69,769,800	$ 816.7	₨ 43,093,600
Investments AFS debt securities	235,400	2.8	7,704,700
Lease liabilities	37,099,800	434.3	32,034,700
Undistributed policyholders earnings account	32,960,600	385.8
Employee benefits	4,062,200	47.6	4,632,200
Borrowings	10,468,300	122.5	10,714,900
Stock based compensation	19,009,000	222.5	20,166,200
Others	734,900	8.6	320,100
Deferred tax asset	174,340,000	2,040.8	118,666,400
Taxable temporary differences:
ROU Asset	37,087,500	434.1	32,009,300
Property, plant and equipments	5,795,700	67.8
Loan origination cost	9,992,100	117.0	7,541,100
Intangible assets	306,920,500	3,592.7	313,272,200
Investments, others	92,614,800	1,084.1	53,998,200
Liabilities on policies in force	26,315,800	308.0
Others	9,438,900	110.5	0
Deferred tax liability	488,165,300	5,714.2	406,820,800
Net deferred tax (liability)	₨ (313,825,300)	$ (3,673.4)	₨ (288,154,400)